Document and Entity Information	3 Months Ended
Sep. 30, 2012
Document And Entity Information
Entity Registrant Name	ZIM CORP
Entity Central Index Key	0001124160
Document Type	6-K
Document Period End Date	Sep 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2012

Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended
	Sep. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Revenue
Mobile	$ 26,644	$ 35,251	$ 43,389	$ 85,192
Software	66,818	34,723	100,852	291,404
Software maintenance and consulting	306,278	332,171	552,743	596,865
Total revenue	399,740	402,145	696,984	973,461
Operating expenses
Cost of revenue	32,939	43,361	60,783	80,334
Selling, general and administrative	355,080	310,122	611,189	620,302
Research and development	135,457	157,788	277,400	335,097
Total operating expenses	523,476	511,271	949,372	1,035,733
Income (loss) from operations	(123,736)	(109,126)	(252,388)	(62,272)
Other income:
Gain on disposition of assets
Gain on settlement
Other Expense	(503)	(510)	(503)	(510)
Interest income , net	23,495	34,827	49,924	61,313
Total other income	22,992	34,317	49,421	59,803
Income (loss) before income taxes	(100,744)	(74,809)	(202,967)	(2,469)
Income tax benefit	$ 14,890	$ 30,343	$ 52,963	$ 78,794
Net income	$ (88,854)	$ (44,466)	$ (150,004)	$ 76,325
Basic and diluted income per share	$ (0.001)	$ 0	$ (0.001)	$ 0.001
Weighted average number of shares outstanding	134,541,796	125,460,867	130,200,593	125,460,867

Consolidated Balance Sheets (USD $)	Sep. 30, 2012	Mar. 31, 2012
Current assets
Cash and cash equivalents	$ 1,494,796	$ 1,762,171
Accounts receivable, net	141,993	191,296
Investment tax credits receivable	305,126	259,720
Other tax credits	48,865	40,724
Prepaid expenses	12,686	25,198
Total Current Assets	2,003,466	2,279,109
Investments	305,575	300,557
Long term deposits	9,722	9,722
Intangible assets	30,512	35,031
Property and equipment, net	32,503	33,871
Total Assets	2,381,778	2,658,290
Current liabilities
Accounts payable	25,979	23,790
Accrued liabilities	57,708	53,386
Deferred revenue	171,754	171,414
Total current liabiliities	255,441	248,590
Deferred rent
Shareholders' equity:
Preferred shares, no par value, non-cumulative dividend at a rate to be determined by the Board of Directors redeemable for CDN $1 per share. Unlimited authorized shares; issued and outstanding NIL shares at September 30, 2012 and March 31, 2012.
Special shares, no par value, non-voting, Unlimited authorized shares; issued and outstanding NIL shares at September 30, 2012 and March 31, 2012.
Common shares, no par value, Unlimited authorized shares; 125,460,867 shares issued and outstanding as at September 30, 2012 and 125,460,867 shares as at March 31, 2012.	19,262,796	19,262,796
Additional paid-in capital	2,902,847	2,825,571
Accumulated deficit	(20,563,530)	(20,112,481)
Accumulated other comprehensive income	524,224	433,814
Total shareholders' equity	2,126,337	2,409,700
Total liability and equity	$ 2,381,778	$ 2,658,290

Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Mar. 31, 2012
Statement of Financial Position [Abstract]
Dividend rate redeemable	$ 1	$ 1
Common shares issued	125,460,867	125,460,867
Common shares outstanding	125,460,867	125,460,867

Consolidated Statements of Cash Flows (USD $)	6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
OPERATING ACTIVITIES
Net income	$ (150,004)	$ 76,325
Items not involving cash:
Depreciation of property and equipment	6,240	8,972
Amortization of intangible asset	4,988	6,843
Stock-based compensation	103,352	23,259
Changes in operating working capital:
Decrease (increase) in accounts receivable	49,303	(113,364)
Decrease (increase) in investment tax credits	(53,547)	(78,617)
Decrease (increase) in prepaid expenses	12,512	21,971
Increase (decrease) in accounts payable	2,189	9,696
Increase (decrease) in accrued liabilities	4,322	(19,240)
Increase (decrease) in deferred revenue	340	(24,399)
Cash flows provided by operating activities	(20,305)	(88,554)
INVESTING ACTIVITIES
Purchase of property and equipment	(4,872)	(10,266)
Purchase of investment		(185,203)
Cash flows used in investing activities	(4,872)	(195,469)
FINANCING ACTIVITIES
Cash flows provided by financing activities
Effect of changes in exchange rates on cash	(242,198)	(169,561)
Increase in cash and cash equivalents	(267,375)	(453,584)
Cash and cash equivalents, beginning of period	1,762,171	1,770,990
Cash and cash equivalents, end of period	$ 1,494,796	$ 1,317,406

Basis of Presentation	3 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Basis of Presentation

1 - BASIS OF PRESENTATION

The accompanying unaudited selected financial data of ZIM Corporation (“ZIM” or the “Company”) and its subsidiaries have been prepared pursuant to the rules and regulations of the United States Securities and Exchange Commission (“SEC”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles in the United States of America (US GAAP) have been condensed or omitted pursuant to such rules and regulations. The condensed consolidated balance sheet as of March 31, 2012 has been derived from our audited consolidated financial statements for the year ended March 31, 2012. These selected financial data should be read in conjunction with the financial statements and notes thereto included in the latest annual report on Form 20-F. These data have been prepared on the same basis as the audited consolidated financial statements for the year ended March 31, 2012 and, in the opinion of management, include all adjustments considered necessary for a fair presentation of the financial position, results of operations and cash flows of the Company. Unless otherwise stated in this Form 6-K the information contained herein has not been audited or reviewed by an independent auditor. The results of operations for the three month period ended June 30, 2012 are not necessarily indicative of the results to be expected for the full year.

Equity Investment	3 Months Ended
Sep. 30, 2012
Equity Method Investments and Joint Ventures [Abstract]
Equity Investment

2 – EQUITY INVESTMENT

On June 29, 2011 ZIM Corporation made an equity investment in Connecting People For Health Co-operative Ltd.

Connecting People for Health Co-operative Ltd. (CP4H) is owned by a large and varied base of Co-operatives and Credit Unions that span Atlantic Canada. CP4H has created HealthConnex as a healthcare service for its members. CP4H has been promoting and working toward a more user-driven health care system since it was founded in 2006 by the co-op and credit union sector.

HealthConnex is a health portal providing tools for patients to drive positive change in the health care system, from the patient up. The HealthConnex internet portal provides convenient services and a pay engine that allow patients to connect with their health care team in new and innovative ways. In addition, HealthConnex purchased Benneworth Advanced Systems and the Medical Office Manager product (MOM) which was developed using ZIM's core database technology and language.

ZIM's investment in CP4H is strategic in nature as it provides the company with indirect access to more than 1800 medical professionals using MOM and future product opportunities.

The equity interest in CP4H by ZIM is less than 10% and ZIM has no significant influence, as defined in ASC 323-10-15-6, over the corporate decisions of CP4H at this time. Based on these facts and the guidance provided by ASC 325-20 the investment has been accounted for using the cost method.